Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Trading Symbol	NVLT
Entity Registrant Name	NOVELOS THERAPEUTICS, INC.
Entity Central Index Key	0001279704
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 3,787,576	$ 5,505,960	$ 673,739
Restricted cash	55,000	55,000	555,000
Prepaid expenses and other current assets	183,300	254,967	51,042
Total current assets	4,025,876	5,815,927	1,279,781
FIXED ASSETS, NET	2,919,943	3,044,565	3,510,489
GOODWILL	1,675,462	1,675,462
OTHER ASSETS	27,222	27,222	11,872
TOTAL ASSETS	8,648,503	10,563,176	4,802,142
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	471,629	478,041	392,881
Accrued interest			305,049
Derivative liability	32,397	23,305
Notes payable, current portion			204,802
Capital lease obligations, current portion	2,275	2,235	2,085
Total current liabilities	506,301	503,581	904,817
LONG-TERM LIABILITIES:
Convertible debt			2,720,985
Notes payable, net of current portion	450,000	450,000	920,941
Deferred rent	127,368	124,381	115,311
Capital lease obligations, net of current portion	3,507	4,091	6,326
Total long-term liabilities	580,875	578,472	3,763,563
TOTAL LIABILITIES	1,087,176	1,082,053	4,668,380
COMMITMENTS AND CONTINGENCIES (Notes 13 and 14)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.00001 par value; 7,000 shares authorized; none issued and outstanding as of March 31, 2012, December 31, 2011 and 2010
Common stock, $0.00001 par value; 150,000,000 shares authorized; 36,962,264, 36,907,824 and 12,820,102 shares issued and outstanding at March 31, 2012, December 31, 2011 and 2010, respectively	369	369	128
Additional paid-in capital	41,398,287	40,961,180	24,178,638
Deficit accumulated during the development stage	(33,837,329)	(31,480,426)	(24,045,004)
Total stockholders' equity	7,561,327	9,481,123	133,762
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,648,503	$ 10,563,176	$ 4,802,142

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	7,000	7,000	7,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	36,962,264	36,907,824	12,820,102
Common stock, shares outstanding	36,962,264	36,907,824	12,820,102

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		110 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
COSTS AND EXPENSES:
Research and development	$ 1,328,314	$ 471,404	$ 3,599,080	$ 2,984,207	$ 20,805,039
General and administrative	997,671	131,726	2,692,433	1,156,549	9,662,611
Merger costs		250,434	746,207	52,925	799,133
Total costs and expenses	2,325,985	853,564	7,037,720	4,193,681	31,266,783
LOSS FROM OPERATIONS	(2,325,985)	(853,564)	(7,037,720)	(4,193,681)	(31,266,783)
OTHER INCOME (EXPENSE):
Grant income		44,479	44,479	200,000	244,479
Loss on derivative warrants	(28,846)		(12,158)		(12,158)
Interest expense, net	(2,072)	(156,167)	(430,023)	(566,156)	(447,125)
Other income (expense)				(426)	1,161
Total other expense, net	(30,918)	(111,688)	(397,702)	(366,582)	(213,643)
NET LOSS	$ (2,356,903)	$ (965,252)	$ (7,435,422)	$ (4,560,263)	$ (31,480,426)
BASIC AND DILUTED NET LOSS PER COMMON SHARE	$ (0.06)	$ (0.08)	$ (0.31)	$ (0.36)	$ (2.84)
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS PER COMMON SHARE	36,910,217	12,820,102	23,959,008	12,820,102	11,090,838

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Cash	Professional Services	Licensed Technology	Common Stock	Common Stock Cash	Common Stock Professional Services	Common Stock Licensed Technology	Additional Paid-in Capital	Additional Paid-in Capital Cash	Additional Paid-in Capital Professional Services	Additional Paid-in Capital Licensed Technology	Deficit Accumulated During the Development Stage
BEGINNING BALANCE at Nov. 07, 2002
Issuance of common stock (in shares)						6,440,123	101,220
Issuance of common stock		$ 590,269	$ 9,108			$ 64	$ 1			$ 590,205	$ 9,107
ENDING BALANCE at Dec. 31, 2002	599,377				65				599,312
ENDING BALANCE (in shares) at Dec. 31, 2002					6,541,343
Issuance of common stock (in shares)						37,958		203,483
Issuance of common stock		4,937		80,412				2		4,937		80,410
Net loss	(295,790)												(295,790)
ENDING BALANCE at Dec. 31, 2003	388,936				67				684,659				(295,790)
ENDING BALANCE (in shares) at Dec. 31, 2003					6,782,784
Net loss	(342,761)												(342,761)
ENDING BALANCE at Dec. 31, 2004	46,175				67				684,659				(638,551)
ENDING BALANCE (in shares) at Dec. 31, 2004					6,782,784
Issuance of common stock (in shares)						610,664
Issuance of common stock		835,868				6				835,862
Net loss	(481,837)												(481,837)
ENDING BALANCE at Dec. 31, 2005	400,206				73				1,520,521				(1,120,388)
ENDING BALANCE (in shares) at Dec. 31, 2005					7,393,448
Issuance of common stock (in shares)						2,202,179
Issuance of common stock		7,097,072				22				7,097,050
Common stock repurchased (in shares)					(43,819)
Common stock repurchased	(31,667)								(31,667)
Stock-based compensation	43,994								43,994
Net loss	(963,440)												(963,440)
ENDING BALANCE at Dec. 31, 2006	6,546,165				95				8,629,898				(2,083,828)
ENDING BALANCE (in shares) at Dec. 31, 2006					9,551,808
Issuance of common stock (in shares)						60,250
Issuance of common stock		250,000				1				249,999
Exercise of warrant to purchase common stock (in shares)					75,045
Exercise of warrant to purchase common stock	250,000				1				249,999
Stock-based compensation	570,392								570,392
Net loss	(5,090,325)												(5,090,325)
ENDING BALANCE at Dec. 31, 2007	2,526,232				97				9,700,288				(7,174,153)
ENDING BALANCE (in shares) at Dec. 31, 2007					9,687,103
Issuance of common stock (in shares)						3,132,999
Issuance of common stock		12,931,562				31				12,931,531
Stock-based compensation	477,488								477,488
Net loss	(6,090,715)												(6,090,715)
ENDING BALANCE at Dec. 31, 2008	9,844,567				128				23,109,307				(13,264,868)
ENDING BALANCE (in shares) at Dec. 31, 2008					12,820,102
Stock-based compensation	502,199								502,199
Net loss	(6,219,873)												(6,219,873)
ENDING BALANCE at Dec. 31, 2009	4,126,893				128				23,611,506				(19,484,741)
ENDING BALANCE (in shares) at Dec. 31, 2009					12,820,102
Intrinsic value of beneficial conversion feature associated convertible debt	213,792								213,792
Stock-based compensation	353,340								353,340
Net loss	(4,560,263)												(4,560,263)
ENDING BALANCE at Dec. 31, 2010	133,762				128				24,178,638				(24,045,004)
ENDING BALANCE (in shares) at Dec. 31, 2010					12,820,102
Issuance of common stock upon conversion of convertible notes (in shares)					4,181,535
Issuance of common stock upon conversion of convertible notes	3,184,707				42				3,184,665
Issuance of common stock in a business combination (in shares)					2,959,871
Issuance of common stock in a business combination	2,219,903				30				2,219,873
Cash paid in lieu of fractional shares in a business combination (in shares)					(41)
Cash paid in lieu of fractional shares in a business combination	(145)								(145)
Issuance of common stock and warrants, net of issuance costs (in shares)					16,928,204
Issuance of common stock and warrants, net of issuance costs	10,164,546				169				10,164,377
Intrinsic value of beneficial conversion feature associated convertible debt	257,973								257,973
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital (in shares)					18,153
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital	48,339								48,339
Stock-based compensation	907,460								907,460
Net loss	(7,435,422)												(7,435,422)
ENDING BALANCE at Dec. 31, 2011	9,481,123				369				40,961,180				(31,480,426)
ENDING BALANCE (in shares) at Dec. 31, 2011					36,907,824
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital (in shares)					54,440
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital	19,754								19,754
Stock-based compensation	417,353								417,353
Net loss	(2,356,903)												(2,356,903)
ENDING BALANCE at Mar. 31, 2012	$ 7,561,327				$ 369				$ 41,398,287				$ (33,837,329)
ENDING BALANCE (in shares) at Mar. 31, 2012					36,962,264

STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		110 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Net loss	$ (2,356,903)	$ (965,252)	$ (7,435,422)	$ (4,560,263)	$ (31,480,426)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	139,771	144,174	584,841	580,114	2,416,038
Stock-based compensation	417,353	58,462	907,460	353,340	2,854,873
Intrinsic value of beneficial conversion feature associated with convertible debt			257,973	213,792	471,765
Issuance of stock for technology and services					89,520
Impairment of intangible assets				19,671	19,671
Loss on disposal of fixed assets			6,009		36,477
Loss on derivative warrants	28,846		12,158		12,158
Changes in:
Prepaid expenses and other current assets	71,667	(5,458)	(175,883)	18,584	(238,797)
Accounts payable and accrued liabilities	(6,412)	293,383	(294,969)	(322,707)	97,912
Accrued interest		145,802	158,673	305,049	463,722
Deferred rent	2,987	4,323	9,070	9,973	124,381
Cash used in operating activities	(1,702,691)	(324,566)	(5,970,090)	(3,382,447)	(25,132,706)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination			905,649		905,649
Purchases of fixed assets	(15,149)		(118,411)	(1,652)	(5,486,592)
Proceeds from sale of fixed assets					7,000
Purchases of short-term certificates of deposit					(5,500,730)
Proceeds from short-term certificates of deposit					5,500,730
Change in restricted cash			500,000		(55,000)
Payment for intangible assets					(19,671)
Cash provided by (used in) investing activities	(15,149)		1,287,238	(1,652)	(4,648,614)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes				2,720,985	2,720,985
Proceeds from long-term obligations				450,000	1,677,945
Payments on long-term obligations		(49,998)	(675,743)	(190,789)	(1,227,944)
Payments on capital lease obligations	(544)	(508)	(2,085)	(1,944)	(4,648)
Proceeds from issuance of common stock, net of issuance costs			10,164,546		31,874,254
Proceeds from exercise of warrant					250,000
Repurchase of common stock					(31,667)
Cash paid in lieu of fractional shares in a business combination			(145)		(145)
Change in deferred issuance costs			28,500	99,461	28,500
Cash provided by (used in) financing activities	(544)	(50,506)	9,515,073	3,077,713	35,287,280
INCREASE (DECREASE) IN CASH AND EQUIVALENTS	(1,718,384)	(375,072)	4,832,221	(306,386)	5,505,960
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	5,505,960	673,739	673,739	980,125
CASH AND EQUIVALENTS AT END OF PERIOD	3,787,576	298,667	5,505,960	673,739	5,505,960
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid		11,563	13,716	54,454	208,689
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	19,754		48,339		48,339
Issuance of common stock upon conversion of notes payable and accrued interest			3,184,707		3,184,707
Fair value of assets acquired in exchange for securities in a business combination			78,407		78,407
Fair value of liabilities assumed in exchange for securities in a business combination			(439,615)		(439,615)
Excess of purchase price over net assets acquired in a business combination			$ 1,675,462		$ 1,675,462

NATURE OF BUSINESS, ORGANIZATION AND GOING CONCERN	3 Months Ended
Mar. 31, 2012
NATURE OF BUSINESS, ORGANIZATION AND GOING CONCERN

1. NATURE OF BUSINESS, ORGANIZATION AND GOING CONCERN

Novelos Therapeutics, Inc. (“Novelos” or the “Company”) is a pharmaceutical company developing compounds for the treatment and diagnosis of cancer. On April 8, 2011, Novelos completed a business combination with Cellectar, Inc. (“Cellectar”), a privately held Wisconsin corporation that designed and developed products to detect, treat and monitor a wide variety of human cancers, and Cell Acquisition Corp. (the “Merger Subsidiary”), a Wisconsin corporation and a wholly owned subsidiary of Novelos. Pursuant to the transaction Cellectar was merged into the Merger Subsidiary (the “Acquisition”, see Note 4). References in these financial statements and notes to “Cellectar” relate to the activities and financial information of Cellectar prior to the Acquisition, references to “Novelos” relate to the activities and financial information of Novelos prior to the Acquisition and references to “the Company” or “we” or “us” or “our” relate to the activities and obligations of the combined Company following the Acquisition.

Immediately prior to the Acquisition, Novelos completed a 1-for-153 reverse split of its common stock.  Novelos then issued to the shareholders of Cellectar at that date 17,001,596 shares of its common stock as consideration for the Acquisition, representing a ratio of 0.8435 shares of Novelos common stock in exchange for one share of Cellectar common stock (the “Exchange Ratio”) as set forth in the Agreement and Plan of Merger (the “Merger Agreement”) dated April 8, 2011.  The shares issued to Cellectar shareholders in the Acquisition constituted approximately 85% of Novelos’ outstanding common stock after giving effect to the Acquisition.  Upon the closing of the Acquisition, the Company completed the private placement of 6,846,537 shares of its common stock and warrants to purchase an additional 6,846,537 shares of its common stock for gross proceeds of approximately $5,135,000.

Accounting principles generally accepted in the United States require that a company whose security holders retain the majority voting interest in the combined business be treated as the acquirer for financial reporting purposes.  Accordingly, the Acquisition was accounted for as a reverse acquisition whereby Cellectar, Inc. was treated as the acquirer for accounting and financial reporting purposes. The financial statements presented herein as of and for the three months ended March 31, 2011 and as of and for the twelve months ended December 31, 2010 represent the historical financial information of Cellectar, except for the capital structure which represents the historical amounts of Cellectar, retroactively adjusted to reflect the legal capital structure of Novelos by applying the Exchange Ratio. On April, 8, 2011, Cellectar was merged into the Merger Subsidiary a wholly owned subsidiary of Novelos; as such, the financial statements presented herein as of and for the twelve months ended December 31, 2011 include the historical results of Cellectar from January 1, 2011 through April 8, 2011, except for the capital structure which represents the historical amounts of Cellectar, retroactively adjusted to reflect the legal capital structure of Novelos by applying the Exchange Ratio, and include the consolidated results of the combined company from April 9, 2011 through December 31, 2011. The financial statements as of and for the three months ended March 31, 2012 include the consolidated results of the combined company for that period. All per-share amounts and outstanding shares, including all common stock equivalents, and stock options, have been retroactively restated in these financial statements and notes for all periods presented to reflect the capital structure of Novelos by applying the Exchange Ratio.  The cumulative capital activity from the date of inception (November 7, 2002) up to the closing of the Acquisition, as presented in the accompanying statement of stockholders’ equity, equals 17,001,596 shares of common stock, which represents the equity interests the legal parent (Novelos) issued to effect the Acquisition. The number of authorized shares of common stock disclosed on the balance sheet (150,000,000) represents the number of authorized shares of Novelos common stock following the Acquisition.  Additionally, on the accompanying balance sheet as of December 31, 2010 and statements of stockholders’ equity for the period from inception (November 7, 2002) to December 31, 2010 the aggregate par value of the issued common stock was reduced to reflect the $0.00001 par value of Novelos common stock associated with the shares of Cellectar common stock adjusted for the Exchange Ratio and the difference was reclassified to additional paid-in capital.

As a result of the Acquisition, the Company has implemented a revised business plan focused on the development of the Cellectar compounds.  Development of Novelos’ other compounds (NOV-002 and NOV-205) has been suspended.  The Company is conducting its operations from Cellectar’s headquarters in Madison, Wisconsin and the Company’s executive offices are in Newton, Massachusetts.

The Company is subject to a number of risks similar to those of other small pharmaceutical companies. Principal among these risks are dependence on key individuals, competition from substitute products and larger companies, the successful development and marketing of its products in a highly regulated environment and the need to obtain additional financing necessary to fund future operations.

The accompanying financial statements have been prepared on a basis that assumes that the Company will continue as a going concern and that contemplates the continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has incurred losses since inception in devoting substantially all of its efforts toward research and development and has an accumulated deficit of $31,480,426 at December 31, 2011. During the year ended December 31, 2011, the Company generated a net loss of $7,435,422 and the Company expects that it will continue to generate operating losses for the foreseeable future.  The Company believes that its cash on hand is adequate to fund operations into the middle of the third quarter of 2012.  The Company’s ability to execute its operating plan beyond that time depends on its ability to obtain additional funding via the sale of equity and/or debt securities, a strategic transaction or otherwise.  The Company plans to continue to actively pursue financing alternatives, but there can be no assurance that it will obtain the necessary funding.  The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements reflect the application of certain accounting policies, as described in this note and elsewhere in the accompanying notes to the consolidated financial statements.  The consolidated financial statements as of and for the twelve months ended December 31, 2011 are presented on a consolidated basis to reflect the Acquisition described in Note 4.

Principles of Consolidation —The consolidated financial statements include the accounts of the Company and the accounts of its wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

Development Stage Company — The Company has been in the development stage since its inception.  The primary activities since inception have been organizational activities, research and development and raising capital.  No significant revenues have been generated from planned operations.  As of March 31, 2012, December 31, 2011 and 2010, the Company remained in the development stage.

The summary unaudited condensed statement of operations for the cumulative development-stage period from November 7, 2002 (date of inception) through March 31, 2012 is as follows:

COSTS AND EXPENSES:
Research and development	$22,133,353
General and administrative	10,660,282
Merger costs	799,133
Total costs and expenses	33,592,768

LOSS FROM OPERATIONS	(33,592,768)

OTHER EXPENSE, NET	(244,561)

NET LOSS	$(33,837,329)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	$(2.87)
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	11,775,244

The summary unaudited condensed statement of cash flow for the cumulative development-stage period from November 7, 2002 (date of inception) through March 31, 2012 is as follows:

Net loss	$(33,837,329)
Adjustments to reconcile net loss to cash used in operating activities	6,486,472
Changes in working capital	515,460
Cash used in operating activities	(26,835,397)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination	905,649
Purchases of fixed assets, net of $7,000 proceeds from sale of fixed assets	(5,494,741)
Change in restricted cash	(55,000)
Payment for intangible assets	(19,671)
Cash used in investing activities	(4,663,763)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants, net of issuance costs, repurchase of common stock, and cash paid in lieu of fractional shares in a business combination	32,092,442
Change in deferred issuance costs	28,500
Proceeds from issuance of long-term obligations and convertible notes	4,398,930
Payments on long-term obligations	(1,233,136)
Cash provided by financing activities	35,286,736
INCREASE IN CASH AND EQUIVALENTS	3,787,576
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	—
CASH AND EQUIVALENTS AT END OF PERIOD	$3,787,576
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$208,689
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	$68,093
Issuance of common stock upon the conversion of notes payable and accrued interest	$3,184,707
Fair value of assets acquired in exchange for securities in a business combination	$78,407
Fair value of liabilities assumed in exchange for securities in a business combination	$(439,615)
Excess of purchase price over net assets acquired in a business combination	$1,675,462

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that may affect the reported amounts of assets, liabilities, revenue and expenses and disclosure of contingent assets and liabilities. On an on-going basis, management evaluates its estimates including those related to unbilled vendor amounts and share-based compensation. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from those estimates under different assumptions or conditions. Changes in estimates are reflected in reported results in the period in which they become known.

Cash and Cash Equivalents — All short-term investments purchased with maturities of three months or less are considered to be cash equivalents.

Restricted Cash — Restricted cash at March 31, 2012 and December 31, 2011 consists of a certificate of deposit required under the Company’s lease agreement for its Madison, Wisconsin facility (see Note 13).  Restricted cash at December 31, 2010 consists of a certificate of deposit required for collateral for a promissory note with a bank (see Note 8) and a certificate of deposit required under the Company’s lease agreement for its Madison, Wisconsin facility (see Note 13).

Fixed Assets — Property and equipment are stated at cost. Depreciation on property and equipment is provided using the straight-line method over the estimated useful lives of the assets (5 years).  Due to the significant value of leasehold improvements purchased during the initial 3-year lease term and the economic penalty for not extending the building lease, leasehold improvements are depreciated over 17 years (their estimated useful life), which represents the full term of the lease, including all extensions (Note 13).

Goodwill — Intangible assets at March 31, 2012 and December 31, 2011 consist of goodwill recorded in connection with the Acquisition. Goodwill is not amortized, but is required to be evaluated for impairment annually or whenever events or changes in circumstances suggest that the carrying value of an asset may not be recoverable. The Company evaluates goodwill for impairment annually in the fourth fiscal quarter and additionally on an interim basis if an event occurs or there is a change in circumstances, such as a decline in the Company’s stock price or a material adverse change in the business climate, which would more likely than not reduce the fair value of the reporting unit below its carrying amount.

Impairment of Long-Lived Assets — Long-lived assets other than intangible assets consist of fixed assets, which we periodically evaluate for potential impairment. Whenever events or circumstances change, an assessment is made as to whether there has been an impairment in the value of long-lived assets by determining whether projected undiscounted cash flows generated by the applicable asset exceed its net book value as of the assessment date. During 2010, following a reduction in staff and suspension of research and manufacturing activities in order to reduce operating costs, it was determined that the trademarks previously capitalized as intangible assets had been impaired and the carrying value was reduced to zero.

Stock-Based Compensation — The Company uses the Black-Scholes option-pricing model to calculate the grant-date fair value of stock option awards. The resulting compensation expense, net of expected forfeitures, for awards that are not performance-based is recognized on a straight-line basis over the service period of the award, which is generally three years for stock options. For stock options with performance-based vesting provisions, recognition of compensation expense, net of expected forfeitures, commences if and when the achievement of the performance criteria is deemed probable. The compensation expense, net of expected forfeitures, for performance-based stock options is recognized over the relevant performance period. Non-employee stock-based compensation is accounted for in accordance with the guidance of FASB ASC Topic 505, Equity.  As such, the Company recognizes expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered and deemed completed by such non-employees.

Research and Development — Research and development costs are expensed as incurred.

Income Taxes — Income taxes are accounted for using the liability method of accounting.  Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial statement basis and tax basis of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are established when it is more likely than not that some portion of the deferred tax assets will not be realized.  Management has provided a full valuation allowance against the Company’s gross deferred tax asset.  Tax positions taken or expected to be taken in the course of preparing tax returns are required to be evaluated to determine whether the tax positions are “more likely than not” to be sustained by the applicable tax authority.  Tax positions deemed not to meet a more-likely-than-not threshold would be recorded as tax expense in the current year.  There were no uncertain tax positions that require accrual to or disclosure in the financial statements as of December 31, 2011 and 2010.

Comprehensive Loss — There were no components of comprehensive loss other than net loss in all of the periods presented.

Grant Income — Cellectar received a cash grant of approximately $44,000 and $200,000 for the years ended December 31, 2011 and 2010, respectively, from the U.S. Internal Revenue Service as a qualifying therapeutic discovery project credit pursuant to the Patient Protection and Affordable Care Act.  This grant has been recorded as a component of other income.

Fair Value of Financial Instruments — The guidance under FASB ASC Topic 825, Financial Instruments, requires disclosure of the fair value of certain financial instruments. Financial instruments in the accompanying financial statements consist of cash equivalents, accounts payable, convertible debt and long-term obligations.  The carrying amount of cash equivalents, investments and accounts payable approximate their fair value due to their short-term nature.  The estimated fair value of the convertible debt, determined on an as-converted basis including conversion of accumulated unpaid interest, was approximately $3,264,000 at December 31, 2010, respectively.  There was no convertible debt outstanding at March 31, 2012 or December 31, 2011. The carrying value of long-term obligations, including the current portion, approximates fair value because the fixed interest rate approximates current market rates of interest available in the market.

Derivative Instruments   – The Company generally does not use derivative instruments to hedge exposures to cash flow or market risks.  However, certain warrants to purchase common stock that do not meet the requirements for classification as equity, in accordance with the Derivatives and Hedging Topic of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”), are classified as liabilities.  In such instances, net-cash settlement is assumed for financial reporting purposes, even when the terms of the underlying contracts do not provide for a net-cash settlement. These warrants are considered derivative instruments because the agreements contain “down-round” provisions whereby the number of shares for which the warrants are exercisable and/or the exercise price of the warrants are subject to change in the event of certain issuances of stock at prices below the then-effective exercise price of the warrants. The number of shares issuable under such warrants was 50,419 and 77,729 at March 31, 2012 and December 31, 2011, respectively. The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock.  Such financial instruments are initially recorded at fair value with subsequent changes in fair value recorded as a component of gain or loss on derivatives on the consolidated statements of operations in each reporting period. If these instruments subsequently meet the requirements for equity classification, the Company reclassifies the fair value to equity. At March 31, 2012 and December 31, 2011, these warrants represented the only outstanding derivative instruments issued or held by the Company.  There were no outstanding derivative instruments at December 31, 2010.

Concentration of Credit Risk — Financial instruments that subject the Company to credit risk consist of cash and equivalents on deposit with financial institutions. The Company’s excess cash as of March 31, 2012 and December 31, 2011 is on deposit in a non-interest-bearing transaction account that is fully covered by FDIC deposit insurance.

New Accounting Pronouncements — In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements, which requires additional disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements. This standard also clarifies existing disclosure requirements related to the level of disaggregation of fair value measurements for each class of assets and liabilities and disclosures about inputs and valuation techniques used to measure fair value for both recurring and non-recurring Level 2 and Level 3 measurements. Since this new accounting standard only required additional disclosure, the adoption of the standard in the first quarter of 2010 did not impact the accompanying financial statements. Additionally, effective for interim and annual periods beginning after December 15, 2010, this standard will require additional disclosure and require an entity to present disaggregated information about activity in Level 3 fair value measurements on a gross basis, rather than one net amount.  The adoption of this accounting standard did not impact the accompanying financial statements.

In December 2010, the FASB issued ASU No. 2010-29, Disclosures of Supplementary Pro Forma Information for Business Combinations, which, if comparative financial statements are presented, requires the supplemental pro forma disclosure of revenue and earnings to be presented as if the business combination had occurred at the beginning of the comparable prior annual reporting period only.  This standard also expands the supplemental pro forma disclosures required under FASB ASC Topic 850, Business Combinations, to include a description of the nature and amount of material nonrecurring pro forma adjustments directly attributable to the business combination in the reported pro forma revenue and earnings.  This standard is effective for the Company for any business combinations completed after January 1, 2011.  The Company adopted the provisions of this standard during the first quarter of 2011.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”).  This standard updates accounting guidance to clarify the measurement of fair value to align the guidance and improve the comparability surrounding fair value measurement within GAAP and IFRSs.  The standard also updates requirements for measuring fair value and expands the required disclosures.  The standard does not require additional fair value measurements and was not intended to establish valuation standards or affect valuation practices outside of financial reporting.  This standard will become effective for the Company on January 1, 2012. The adoption of this standard on January 1, 2012 did not have a material impact on the Company’s financial statements or required disclosures.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income.  This standard eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The standard is intended to enhance comparability between entities that report under US GAAP and those that report under IFRS, and to provide a more consistent method of presenting non-owner transactions that affect an entity’s equity. Under the ASU, an entity can elect to present items of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive, statements. Each component of net income and each component of other comprehensive income, together with totals for comprehensive income and its two parts, net income and other comprehensive income, would need to be displayed under either alternative. The statement(s) would need to be presented with equal prominence as the other primary financial statements. The ASU does not change items that constitute net income and other comprehensive income, when an item of other comprehensive income must be reclassified to net income or the earnings-per-share computation (which will continue to be based on net income). The new US GAAP requirements are effective for public entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter. Early adoption is permitted, but full retrospective application is required under the accounting standard. The adoption of this standard on January 1, 2012 did not have a material impact on the Company’s financial statements or required disclosures.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350) Testing Goodwill for Impairment.   This standard simplifies how an entity tests goodwill for impairment and allows an entity to first assess qualitative factors in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter.  Early adoption is permitted. The adoption of this standard on January 1, 2012 did not have a material impact on the Company’s financial statements or required disclosures.

In December 2011, the FASB issued ASU No. 2011-12, Deferral of Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which defers the requirement in ASU No. 2011-05 that companies present reclassification adjustments for each component of accumulated other comprehensive income. All other requirements of ASU No. 2011-05 remain unchanged.

Reclassifications — Certain prior-period amounts have been reclassified to conform to the current-period presentation.

FAIR VALUE	3 Months Ended
Mar. 31, 2012
FAIR VALUE

3. FAIR VALUE

In accordance with Fair Value Measurements and Disclosures Topic of the FASB ASC 820, the Company groups its financial assets and financial liabilities generally measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

•	Level 1: Input prices quoted in an active market for identical financial assets or liabilities.
•	Level 2: Inputs other than prices quoted in Level 1, such as prices quoted for similar financial assets and liabilities in active markets, prices for identical assets and liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data.
•	Level 3: Input prices quoted that are significant to the fair value of the financial assets or liabilities which are not observable or supported by an active market.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	March 31, 2012
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$32,397	$-	$32,397

	December 31, 2011
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$23,305	$-	$23,305

December 31, 2010
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$-	$-	$-

The Company uses the Black-Scholes option pricing model and assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants considered to be derivative instruments. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 10).

ACQUISITION	3 Months Ended
Mar. 31, 2012
ACQUISITION

4. ACQUISITION

Merger Agreement

On April 8, 2011, Novelos acquired Cellectar through a merger with and into the Merger Subsidiary, pursuant to the Merger Agreement entered into on that date.  As a result of the Acquisition, the Merger Subsidiary, which was renamed Cellectar, Inc., owns all assets of and operates the business previously owned and operated by Cellectar.

In the Acquisition, the former stockholders of Cellectar received an aggregate number of shares of Novelos common stock constituting approximately 85% of the outstanding shares of Novelos common stock, after giving effect to the Acquisition but before giving effect to the concurrent private placement of Novelos securities described below.  Prior to the Acquisition, Novelos amended and restated its certificate of incorporation and in connection therewith, among other things, effected a 1-for-153 reverse split of its common stock resulting in 2,959,871 shares of Novelos common stock outstanding. Novelos then issued 17,001,596 shares of Novelos common stock to the stockholders of Cellectar upon the effective date of the Acquisition.  Warrants and options to purchase Novelos common stock that were outstanding prior to the Acquisition remained outstanding following the Acquisition. These consist of warrants to purchase a total of 315,164 shares of Novelos common stock with prices ranging from $16.07 to $191.25 and options to purchase a total of 49,159 shares of Novelos common stock with prices ranging from $1.53 to $1,072.53.

XMS Capital Partners, the financial advisor to Cellectar in connection with the Acquisition, received a cash fee of $200,000 upon the completion of the Acquisition in consideration of their services.  Rodman & Renshaw, LLC (“Rodman”), financial advisor to Novelos in connection with the Acquisition, received a cash fee of $250,000 upon the completion of the Acquisition in consideration of their services.  These amounts were recorded as merger costs and expensed as incurred on the date of the Acquisition.  In addition to the investment banking fees, the Company also incurred an additional $296,207 of merger-related legal and other costs during the year ended December 31, 2011 and $52,925 during the year ended December 31, 2010 which were included as a component of expense in the respective period.

The Acquisition was completed principally to leverage synergies between Novelos’ strategic focus and experience in developing and funding the development of cancer drugs and Cellectar’s portfolio of cancer-targeted compounds.

Purchase Accounting

The Acquisition was accounted for using the purchase method of accounting as a reverse acquisition.  In a reverse acquisition, the post-acquisition net assets of the surviving combined company includes the historical cost basis of the net assets of the accounting acquirer (Cellectar) plus the fair value of the net assets of the accounting acquiree (Novelos).  Further, under the purchase method, the purchase price is allocated to the assets acquired, liabilities assumed, and identifiable intangible assets based on their estimated fair values with the remaining excess purchase price over net assets acquired allocated to goodwill.

The fair value of the consideration transferred in the Acquisition was $2,219,903 and was calculated as the number of shares of common stock that Cellectar would have had to issue (adjusted for the Exchange Ratio) in order for Novelos shareholders to hold a 15% equity interest in the combined Company post-acquisition (but prior to the concurrent private placement), multiplied by the estimated fair value of the Company’s common stock on the acquisition date.  The estimated fair value of the Company’s common stock was based on the offering price of the common stock sold in the private placement which was both completed concurrently with and conditioned upon the closing of the Acquisition.  This price was determined to be the best indication of fair value on that date since the price was based on an arm’s length negotiation with a group consisting of both new and existing investors that had been advised of the pending Acquisition and assumed similar liquidity risk as those investors holding the majority of shares being valued as purchase consideration.

The following table summarizes the Company’s determination of fair values of the assets acquired and the liabilities as of the date of acquisition.

Consideration – issuance of securities	$2,219,903

Prepaid expenses and other assets	$71,892
Fixed assets	6,515
Accrued liabilities	(380,130)
Derivative liability	(59,485)
Goodwill	1,675,462

Total purchase price – net of cash acquired of $905,649	$1,314,254

The Company determined that the acquired Novelos legacy technology had no value as of the date of the acquisition.

Goodwill

Of the total purchase price of $2,219,903, $1,675,462 was allocated to goodwill. Goodwill represents the excess of the purchase price of an acquired business over the fair value of the underlying net tangible and intangible assets. The goodwill includes the value of the Novelos work force (management team). None of the goodwill associated with the Acquisition is deductible for income tax purposes.

There were no changes in goodwill during the year ended December 31, 2011, after the initial purchase accounting.

The Company is required to perform an annual impairment test related to goodwill which is performed in the fourth quarter of each year, or sooner if changes in circumstances suggest that the carrying value of an asset may not be recoverable. During the fourth quarter of 2011, the annual test was performed and it was determined that there had been no impairment to goodwill.

There were no changes in circumstances during the three months ended March 31, 2012 that would suggest that the goodwill is not recoverable. There were no changes in goodwill during the three months ended March 31, 2012.

FIXED ASSETS	3 Months Ended
Mar. 31, 2012
FIXED ASSETS

5. FIXED ASSETS

Fixed assets consisted of the following at December 31:

	2011	2010

Office and laboratory equipment	$3,069,889	$2,984,375
Computer software	4,000	—
Leasehold improvements	2,324,672	2,317,597
Total fixed assets	5,398,561	5,301,972
Less accumulated depreciation and amortization	(2,353,996)	(1,791,483)
Fixed assets, net	$3,044,565	$3,510,489

For the years ended December 31, 2011 and 2010, the Company incurred approximately $585,000 and $580,000 of depreciation expense, respectively.

During the three months ended March 31, 2012, the change to net fixed assets consisted of an increase of approximately $140,000 to accumulated depreciation and amortization and purchases of equipment totaling approximately $15,000.

LICENSE AGREEMENTS	3 Months Ended
Mar. 31, 2012
LICENSE AGREEMENTS

6. LICENSE AGREEMENTS

2003 License Agreement with the University of Michigan

In September 2003, Cellectar entered into an exclusive license agreement (the “U. Mich. Agreement”) with the Regents of the University of Michigan, (“U. Mich.”) for the development, manufacture and marketing of products under several composition-of-matter patents in North America that expire at varying dates in 2016.  The U. Mich. Agreement expires upon the expiration of the last covered patent.  The Company is responsible for an annual license fee of $10,000 and is required to pay costs associated with the maintenance of the patents covered by the U. Mich. Agreement.  Additionally, the Company is required to make milestone payments of $50,000 upon the filing of a New Drug Application (“NDA”) for a licensed product intended for use in a therapeutic or diagnostic application (such milestone fees may be deferred and paid within 12 months of the first commercial sale of such products) and make certain milestone payments within a year following the first commercial sale of any licensed products.  The sales milestones range from $100,000 to $200,000, dependent upon whether the drug is for use in a diagnostic or therapeutic application, provided that if sales in the first 12 months are less than the amount of the milestone, then we are required to pay 50% of all sales until the milestone is satisfied. The milestone payments may total up to $400,000. The U. Mich. Agreement provides that the Company pay a royalty equal to 3% of net sales of any licensed products sold by the Company or its sublicensees for such licensed products, provided however if the sublicense fee payable to the Company is between 4% and 5% of net sales, then the royalties payable to U. Mich. Shall be equal to 50% of the sublicense fee.  Furthermore, the U. Mich. Agreement provides for a reduction in the royalties owed by up to 50% if the Company is required to pay royalties to any third parties related to the sale of the licensed products.  If the Company receives any revenue in consideration of rights to the licensed technology that is not based on net sales, excluding any funded research and development, the Company is required to pay U. Mich. 10% of amounts received.  U. Mich. May terminate the agreement if the Company ceases operations, if the Company fails to make any required payment under the agreement, or if the Company otherwise materially breaches the agreement, subject to the applicable notice and cure periods.  To date, the Company has made all payments as they have become due, there have been no defaults under the U. Mich. Agreement, nor has the Company been notified of a default by U. Mich. The Company may terminate the agreement with six months’ notice to U. Mich. And the return of licensed product and related data.  The U. Mich. Agreement contained milestones that required certain development activities to be completed by specified dates. All such development milestones have either been completed or have been removed by subsequent amendment to the agreement.  U. Mich. Has provided no warranties as to validity or otherwise with respect to the licensed technology.

The Company paid approximately $600 and $300 to U. Mich. For the reimbursement of patent maintenance fees during the years ended December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, all annual license fees have been paid in a timely manner.

In connection with the U. Mich. Agreement, during 2003 Cellectar paid approximately $54,000 of back patent costs and issued 203,483 shares of common stock to U. Michigan as partial consideration for the rights described above.  The estimated fair-market value of the issuance was $80,412 and was recorded as a license cost and is included as a component of stockholders equity in the accompanying balance sheets.

License Agreement with Wisconsin Alumni Research Foundation

In January 2006, Cellectar entered into a license agreement (the “WARF Agreement”) with the Wisconsin Alumni Research Foundation (“WARF”) under which Cellectar received a license, with a right to grant sublicenses, to develop, manufacture, and market products with respect to certain patents.  The WARF Agreement required an initial license fee of $8,800 and provided that Cellectar pay royalties equal to 0.3% of sales of any licensed products.  Cellectar was also required to reimburse WARF for patent filing fees and related costs.  During the year ended December 31, 2010 there were no costs related to the patents under the WARF Agreement.  During 2010, the WARF Agreement was terminated.

Novelos License Agreements

During 2007, Novelos entered into a Collaboration Agreement with Lee’s Pharmaceutical (HK) Ltd. (“Lee’s Pharm”) whereby Lee’s Pharm obtained an exclusive license to develop, manufacture and commercialize NOV-002 and NOV-205 in China, Hong Kong, Taiwan and Macau (the “Chinese Territory”). Under the terms of the agreement the Company is entitled to receive up to $1,700,000 in future milestone payments upon the completion of development and marketing milestones by Lee’s Pharm and to receive royalty payments of between 12-25% of net sales of NOV-205 and NOV-002, as applicable, in the Chinese Territory and receive royalty payments of 12-15% of net sales of NOV-205 in the Chinese Territory. The agreement expires upon the expiration of the last patent covering any of the licensed products, or twelve years from the date of the first commercial sale in China, whichever occurs later.

During 2009, Novelos entered into a collaboration agreement (the “Collaboration Agreement”) with Mundipharma International Corporation Limited (“Mundipharma”) to develop, manufacture and commercialize, on an exclusive basis, Licensed Products (as defined in the Collaboration Agreement), including NOV-002, in Europe (other than the Russian Territory), Asia (other than the Chinese Territory) and Australia (collectively referred to as the “Mundipharma Territory”).  Mundipharma is an independent associated company of Purdue Pharma, L.P. (“Purdue”).  The Collaboration Agreement provides for Mundipharma to pay the Company royalties and fixed milestone payments based on sales and commercial launches in the licensed territories.  For countries in which patents are held, the Collaboration Agreement expires on a country-by-country basis within the Mundipharma Territory on the earlier of (1) expiration of the last applicable Novelos patent within the country or (2) the determination that any patents within the country are invalid, obvious or otherwise unenforceable.  For countries in which no patents are held, the Collaboration Agreement expires the earlier of 15 years from its effective date or upon generic product competition in the country resulting in a 20% drop in Mundipharma’s market share.  The Company may terminate the Collaboration Agreement upon breach or default by Mundipharma.  Mundipharma may terminate the Collaboration Agreement upon breach or default, filing of voluntary or involuntary bankruptcy by Novelos, the termination of certain agreements with companies associated with the originators of the licensed technology, or 30-day notice for no reason.

The Company has suspended development of the products covered by the collaboration agreements described above. The Company does not anticipate that the collaboration agreements will have a material effect on its future results of operations, cash flows, and financial position.

LONG-TERM DEBT	3 Months Ended
Mar. 31, 2012
Convertible Debt
LONG-TERM DEBT

7. CONVERTIBLE DEBT

On January 25, 2010, Cellectar issued nine convertible promissory notes (“Convertible Notes”) in an aggregate principal amount of $2,720,985.  The Convertible Notes provided for interest of 12% compounded annually with a maturity date of the earlier of (i) the date on which Cellectar’s cash reserves fall below $250,000 or (ii) January 20, 2011.  Upon an event of default, as defined, the interest rate increased by 10% to 22%.  The outstanding principal balance, together with any unpaid interest, was convertible immediately, by the lenders, into common stock of the Company at $0.82987 per share (giving effect to the Exchange Ratio).  Furthermore, the Convertible Notes were subject to an automatic conversion feature equal to 70% of the per share price of a qualified financing, should the Company complete a qualified financing transaction which raises at least $20,000,000 in proceeds to the Company.  Since the Convertible Notes were convertible into common stock at date of issuance at a per share price which was less than the estimated fair value of the Company’s common stock at that date, the Convertible Notes contained a beneficial conversion feature (“BCF”).  The estimated intrinsic value of the BCF of $213,792 was determined as the difference between the conversion price and the estimated fair value of Cellectar common stock on the date of issuance, multiplied by the 3,278,786 shares of common stock into which the Convertible Notes were convertible at issuance. This amount was recorded as a component of interest expense on the date of issuance.  The estimated per-share fair value of Cellectar common stock was determined by management based on a number of factors including an independent valuation, which was determined to be the best indication of the fair value as of the issuance date of the Convertible Notes.  Since the conversion price was subject to adjustment in the event of a qualified transaction, as defined, the Convertible Notes also contain a contingent beneficial conversion feature (“CBCF”).  This contingency did not materialize; therefore no intrinsic value was allocated to the CBCF.  As of December 31, 2011 and 2010, principal of $0 and $2,720,985 was outstanding, respectively, on the Convertible Notes.

As of December 31, 2010, the Convertible Notes were classified as a long-term obligation on the accompanying December 31, 2010 balance sheet as a result of the conversion of the short-term obligation through the issuance of equity securities in connection with the Acquisition.

On January 20, 2011, the Convertible Notes matured but remained unpaid.  Following the maturity and default of the Convertible Notes, the holders of the Convertible Notes agreed that all of the outstanding Convertible Notes would be automatically converted simultaneous with the completion of an acquisition and financing (the “Conversion Time”), if completed.  The amount of shares issued upon such conversion would be dependent on the amount of investment made by the note holders at the Conversion Time and were negotiated based on outstanding principal and projected accrued interest based on an assumed closing date for the acquisition and financing.  Since the number of shares to be issued upon conversion could not be determined until the Conversion Time, the Convertible Notes contained a CBCF.  On April 1, 2011, Cellectar’s Board of Directors voted to accept the note holders consent to convert the Convertible Notes into 4,181,535 shares of common stock immediately prior to the Acquisition.  On April 8, 2011, immediately prior to the Acquisition, the principal and unpaid interest on the Convertible Notes was converted into the agreed total of 4,181,535 shares of common stock.  Upon conversion of the Convertible Notes, the Company reclassified the aggregate outstanding principal and interest totaling $3,184,707 to a component of additional paid-in capital.  The revised conversion terms resulted in the issuance of an additional 343,963 shares of common stock over the 3,837,572 shares of common stock that would have been issued if the unpaid principal and accrued interest on the Convertible Notes had been converted on that date in accordance with their original terms at the stated conversion price.  On the date of conversion, the Company determined that the value of these additional shares was $257,973, based on the $0.75 per share offering price of the common stock sold in the private placement completed concurrently with the Acquisition, which is the best indication of fair value on the date of conversion.  Since the conversion was not completed until April 8, 2011, the value of the additional shares of $257,973 was recorded as a component of interest expense during the second quarter of 2011.

Notes Payable
LONG-TERM DEBT

8.  LONG-TERM NOTES PAYABLE

On January 11, 2008, Cellectar entered into a loan agreement with a bank to borrow up to $1,200,000.  The borrowing, evidenced by a note (the “Bank Note”), bore interest at a rate of 7.01% per annum, could be prepaid without penalty and was payable in 48 monthly principal and interest payments of $20,520 with a balloon payment of any remaining unpaid principal and interest on March 28, 2012.  In the event of default of payment, Cellectar would be required to pay a late charge equal to 5% of the delinquent payment and the interest rate on the unpaid principal would be increased by 3%.  The Bank Note was collateralized by substantially all assets of Cellectar and a deposit account in the amount of $500,000.  As of December 31, 2010, the cash collateral is classified as restricted cash in the accompanying balance sheet.   On April 8, 2011, immediately prior to the Acquisition, Cellectar paid approximately $627,000 in full settlement of the Bank Note. The payment was made in order to avoid an event of default that would have occurred as a result of the change of control that occurred at the time of the Acquisition. As of December 31, 2011 and 2010, $0 and $470,941 are classified as a long-term note payable in the accompanying balance sheets, respectively.

On September 15, 2010, Cellectar entered into certain loan agreements with the Wisconsin Department of Commerce (“WDOC Notes”) to borrow a total of $450,000.  The WDOC Notes bear interest at 2% per annum beginning on the date of disbursement and allow for the deferral of interest and principal payments until April 30, 2015.  In the event of default of payment, interest on the delinquent payment is payable at a rate equal to 12% per annum.  Monthly payments of $20,665 for principal and interest shall commence on May 1, 2015 and continue for 23 equal installments with the final installment of any remaining unpaid principal and interest due on April 1, 2017.  As of December 31, 2011 and 2010, $450,000 is classified as a long-term note payable in the accompanying balance sheets.

Long-term notes payable consists of the following as of December 31:

	2011	2010

Bank Note, 7.01% interest	$—	$675,743
Wisconsin Department of Commerce, 2% interest	450,000	450,000
	450,000	1,125,743
Less current portion	—	(204,802)
Long-term note payable, net of current portion	$450,000	$920,941

As of December 31, 2011, long-term notes payable matures as follows:

Years ended December 31,
2012	$—
2013	—
2014	—
2015	119,957
2016	243,591
Thereafter	86,452
$450,000

For the years ended December 31, 2011 and 2010, the Company incurred approximately $17,500 and $62,000 of interest expense related to these long-term notes payable.

No payments were made on long-term obligations in the three months ended March 31, 2012. The Company incurred approximately $2,200 of interest expense related to the long-term notes payable.

As of March 31, 2012, the outstanding principal on the WDOC Notes of $450,000 is classified as long-term debt outstanding in the accompanying balance sheet.

STOCKHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2012
STOCKHOLDERS' EQUITY

9. STOCKHOLDERS’ EQUITY

On January 1, 2008, Cellectar converted from a Wisconsin limited liability company to a Wisconsin corporation (the “Conversion”). Each issued and outstanding unit of equity in the limited liability company immediately prior to the Conversion was converted into one issued and outstanding share of Cellectar common stock and each unexercised unit option outstanding immediately prior to the Conversion was converted into an option to acquire the same number of shares of the corporation’s common stock.  For the purpose of presentation in these financial statements, all amounts and disclosures related to equity issuances prior to the Acquisition have been retroactively restated by applying the Exchange Ratio in order to reflect the capital structure of Novelos and therefore the issuance of Novelos common stock, rather than member units in the limited liability company or common stock of Cellectar, as applicable.

From inception until the Acquisition on April 8, 2011, Cellectar issued 12,559,218 shares of common stock for net proceeds of approximately $21,710,000.

April 2011 Private Placement

Concurrently with and conditioned upon the execution of the Merger Agreement, the Company entered into a Securities Purchase Agreement with certain accredited investors under which the Company sold an aggregate of 6,846,537 units, each unit consisting of one share of its common stock and a warrant to purchase one share of its common stock, at a price of $0.75 per unit, for gross proceeds of approximately $5,135,000 (the “April Private Placement”).  The warrants have an exercise price of $0.75 and expire on March 31, 2016.  The warrant exercise price and/or the common stock issuable pursuant to such warrant will be subject to adjustment only for stock dividends, stock splits or similar capital reorganizations so that the rights of the warrant holders after such event will be equivalent to the rights of warrant holders prior to such event.  The relative fair value of the warrants issued to the investors was $2,124,286 at issuance and has been included as a component of stockholders’ equity.  The Company uses the Black-Scholes option pricing model to value warrants and applies assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 10).

The Securities Purchase Agreement includes certain registration requirements which were subsequently extended by the consent of purchasers holding a majority of shares of the Company’s common stock issued in the April Private Placement, which holders constituted the requisite holders, as defined. The Company is required to file with the SEC no later than May 29, 2012 (the “Filing Deadline”), a registration statement covering the resale of the shares of common stock, and the shares of common stock underlying the warrants, issued pursuant to the Securities Purchase Agreement that are not otherwise saleable under an available exemption from registration requirements.  The Company is also required to use commercially reasonable efforts to have the registration statement declared effective by July 28, 2012 (the "Effectiveness Deadline"), and to keep the registration statement continuously effective under the Securities Act of 1933, as amended (the “Securities Act”), until the earlier of the date when all the registrable securities covered by the registration statement have been sold or such time as all of the registrable securities covered by the registration statement can be sold under Rule 144 without any volume limitations.

In the event the Company fails to file the registration statement within the timeframe specified by the Securities Purchase Agreement, or if it fails to obtain effectiveness of this registration on or prior to July 28, 2012 (if there is no review by the SEC) or by August 28, 2012 (if there is review by the SEC) with respect to the maximum number of shares permitted to be registered by the SEC, the Company may be required to pay to the purchasers liquidated damages equal to 1.5% per month (pro-rated on a daily basis for any period of less than a full month) of the aggregate purchase price of the units purchased until the registration statement is filed or declared effective, as applicable, not to exceed 5% of the aggregate purchase price.  The Company will be allowed to suspend the use of the registration statement for not more than 30 consecutive days, on not more than two occasions, in any 12-month period.  The Company has also granted piggy-back registration rights with respect to any shares of common stock that it is required to exclude from the registration statement as a condition of its effectiveness, and has also agreed to file further registration statements with respect to any such shares six months after the effective date of the initial registration statement. As of December 31, 2011, and through the date of this filing, the Company has not concluded that it is probable that damages will become due; therefore, no accrual for damages has been recorded.

The Company paid to Rodman, the placement agent for the financing, a cash fee equal to $200,000 and issued warrants to purchase 192,931 shares of its common stock (having an exercise price of $0.75 and which expire March 31, 2016) in consideration for their advisory services with respect to the financing pursuant to the placement agency agreement between Rodman and the Company.  Rodman is entitled to registration rights with respect to the shares of common stock issuable upon exercise of these warrants.  The cash fee was recorded as a reduction of gross proceeds received.  The estimated fair value of the warrants issued to the placement agent was $112,096 and was recorded as a component of stockholders’ equity.

December 2011 Underwritten Offering

On December 6, 2011, the Company completed an underwritten public offering of 10,081,667 shares of its common stock and warrants to purchase up to an aggregate of 10,081,667 shares of its common stock at an exercise price of $0.60 per share, expiring on December 6, 2016, for gross proceeds of $6,049,000 and net proceeds of $5,298,140 after deducting transaction costs (the “Underwritten Offering”). The warrant exercise price and the common stock issuable pursuant to such warrant are subject to adjustment only for stock dividends, stock splits and similar capital reorganizations so that the rights of the warrant holders after such event will be equivalent to the rights of the warrant holders prior to such event. The relative fair value of the warrants issued to the investors was $2,350,320 at issuance and has been included as a component of stockholders’ equity.  The Company uses the Black-Scholes option pricing model to value warrants and applies assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 10). In connection with the Underwritten Offering, the Company paid to Rodman, the underwriting agent, a cash fee of $302,000, which was recorded as a reduction of the gross proceeds received.

Legacy Warrants

Outstanding warrants to purchase 315,164 shares of common stock, originally issued in connection with Novelos equity and debt financings from 2007 through 2010, remained outstanding subsequent to the Acquisition (Note 4).

Common Stock Warrants

The following table summarizes information with regard to outstanding warrants to purchase common stock as of December 31, 2011.  There were no outstanding common stock purchase warrants as of December 31, 2010.

Offering	Number of Shares Issuable Upon Exercise of Outstanding Warrants	Exercise Price	Expiration Date

December 6, 2011 Underwritten Offering	10,081,667	$0.60	December 6, 2016
April 8, 2011 Private Placement	7,039,468	$0.75	March 31, 2016
Legacy warrants (1)	77,729	$0.60	July 27, 2015
Legacy warrants	105,040	$16.065	July 27, 2015
Legacy warrants	91,524	$99.45-100.98	December 31, 2015
Legacy warrants	8,561	$191.25	May 2, 2012
Total	17,403,989

(1)  The exercise prices of these warrants are subject to adjustment for “down-rounds” and have been accounted for as derivative instruments as described in Note 3.

On May 4, 2011, 18,153 shares of common stock were issued in connection with the cashless exercise of warrants to purchase 27,310 shares of common stock at $0.75 per share.  The Company reclassified $48,339 from the derivative liability to additional paid-in capital upon the exercise of the warrants. In connection with the December 2011 Underwritten Offering, 5,000 warrants previously issued to Rodman were cancelled.

During the three months ended March 31, 2012, the Company issued a total of 54,440 shares of common stock in connection with the cashless exercise of warrants to purchase 27,310 shares of common stock at $0.60 per share expiring on July 27, 2015 and 200,000 shares of common stock at $0.75 per share expiring on March 31, 2016. The Company reclassified $19,754 from the derivative liability to additional paid-in capital upon the exercise of certain of the warrants. As of March 31, 2012, 17,176,679 warrants remained outstanding.

Reserved Shares

The following shares were reserved for future issuance upon exercise of stock options and warrants or conversion of debt:

	Three Months Ended March 31, (unaudited)		December 31,
	2012	2011	2011	2010

Warrants	17,176,679	—	17,403,989	—
Stock options	4,827,638	—	4,827,638	769,189
Convertible notes	—	3,822,062	—	3,646,370

Total number of shares reserved for future issuance	22,004,317	3,822,062	22,231,627	4,415,559

STOCK-BASED COMPENSATION	3 Months Ended
Mar. 31, 2012
STOCK-BASED COMPENSATION

10.  STOCK-BASED COMPENSATION

Prior to the Acquisition, Cellectar’s Board of Directors determined exercise prices and vesting periods on the date of grant, subject to the provisions of the 2006 Unit Option Plan and the 2008 Stock Incentive Plan (collectively, the “Cellectar Plans”). Options have been granted at or above the estimated fair-market value of the common stock at the grant date. Options granted pursuant to the 2006 Cellectar Plan and 2008 Plan generally would have become fully vested in the event of a business combination whereby the options are not assumed or replaced by the surviving company, as defined. On March 17, 2011, in contemplation of the Acquisition, Cellectar terminated the remaining options outstanding granted under the Cellectar Plans and the Cellectar Plans were terminated.

In connection with the Acquisition, the Company assumed options to purchase 49,159 shares of common stock at exercise prices ranging from $1.53 to $1,072.53.

2006 Novelos Stock Option Plan.   Following the Acquisition, option grants to directors and employees will be made under the Novelos Therapeutics 2006 Stock Incentive Plan (the “Plan”).  On May 18, 2011, the Board of Directors of the Company approved certain amendments to the Plan to, among other things, increase the aggregate number of shares of the Company’s common stock reserved for issuance under the Plan (including any shares that have already been issued thereunder), to 7,000,000 and remove the 750,000 share annual individual limitation on grants under the Plan.  On June 30, 2011, the Company’s stockholders approved those amendments.

A total of 7,000,000 shares of common stock are reserved for issuance under the Plan for grants of incentive or nonqualified stock options, rights to purchase restricted and unrestricted shares of common stock, stock appreciation rights and performance share grants.  A committee of the board of directors determines exercise prices, vesting periods and any performance requirements on the date of grant, subject to the provisions of the Plan.  Options are granted at or above the fair market value of the common stock at the grant date and expire on the tenth anniversary of the grant date.  Vesting periods are generally between one and four years.  Options granted pursuant to the Plan generally will become fully vested upon a termination event occurring within one year following a change in control, as defined.  A termination event is defined as either termination of employment or services other than for cause or constructive termination of employees or consultants resulting from a significant reduction in either the nature or scope of duties and responsibilities, a reduction in compensation or a required relocation.  As of December 31, 2011, there are an aggregate of 2,281,112 shares available for future grants under the Plan.

Accounting for Stock-Based Compensation

The Company uses the Black-Scholes option-pricing model to calculate the grant-date fair value of stock option awards. The resulting compensation expense, net of expected forfeitures, for non-performance based awards is recognized on a straight-line basis over the service period of the award, which is generally three years for stock options. For stock options with performance-based vesting provisions, recognition of compensation expense, net of expected forfeitures, commences if and when the achievement of the performance criteria is deemed probable. The compensation expense, net of expected forfeitures, for performance-based stock options is recognized over the relevant performance period. Evaluation of the probability of meeting performance targets is evaluated at the end of each reporting period. Non-employee stock-based compensation is accounted for in accordance with the guidance of FASB ASC Topic 505, Equity.  As such, the Company recognizes expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered and deemed completed by such non-employees.

The following table summarizes amounts charged to expense for stock-based compensation related to employee and director stock option grants and stock-based compensation recorded in connection with stock options granted to non-employee consultants:

	Three Months Ended March 31, (unaudited)		Year Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 through December 31,
	2012	2011	2011	2010	2011
Employee and director stock option grants:
Research and development	$78,044	$23,526	$190,172	$61,791	$488,558
General and administrative	248,968	34,936	570,884	291,549	2,148,187
	327,012	58,462	761,056	353,340	2,636,745
Non-employee consultant stock option grants:
Research and development	47,014	—	36,157	—	36,157
General and administrative	43,327	—	110,247	—	181,971
	90,341	—	146,404	—	218,128

Total stock-based compensation	$417,353	$58,462	$907,460	$353,340	$2,854,873

On July 14, 2010, the expiration date of vested options held by a former employee was extended until July 8, 2015.  The extension constituted a modification to the terms of the award and additional stock-based compensation was measured as the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.  Accordingly, incremental stock-based compensation expense of approximately $20,000 was recorded in connection with the modification.

The Company granted 5,026,500 stock options to employees and non-employees during the twelve months ended December 31, 2011 under the Plan, of which 670,200 were performance-based awards. As of December 31, 2011, 335,100 of these performance-based awards were outstanding and 335,100 had been forfeited. No compensation expense has been recognized related to the performance-based awards as the Company does not believe that it is probable that the performance targets will be met. The Company issued options to purchase a total of 200,000 shares of common stock to non-employees outside of any formalized plan, but 100,000 were forfeited as a result of the cancellation and replacement as described below.  Exercise prices for all grants made in the during the twelve months ended December 31, 2011 were equal to the market value of the Company’s common stock on the date of grant.

On May 18, 2011, the Company cancelled 100,000 options originally granted on April 25, 2011 with an exercise price of $3.00 per share and issued 100,000 replacement stock option awards with an exercise price of $1.40.  The cancellation and replacement constituted a modification to the terms of the award and additional stock-based compensation was measured as the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.  Accordingly, incremental stock-based compensation expense of $4,494 was recorded in connection with the modification.

No stock option awards were issued in the three months ended March 31, 2012 and 2011.

Assumptions Used In Determining Fair Value

Valuation and amortization method. The fair value of each stock award is estimated on the grant date using the Black-Scholes option-pricing model.  The estimated fair value of employee stock options is amortized to expense using the straight-line method over the vesting period. The estimated fair value of the non-employee options is amortized to expense over the period during which a non-employee is required to provide services for the award (usually the vesting period).

Volatility. Cellectar estimated volatility based on a review of volatility estimates of publicly held drug development companies in a similar stage of development. Subsequent to the Acquisition, the Company estimates volatility based on an average of (1) the Company’s historical volatility since its common stock has been publicly traded and (2) review of volatility estimates of publicly held drug development companies with similar market capitalizations.

Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption.

Expected term. The expected term of stock options granted is based on an estimate of when options will be exercised in the future. The Company applied the simplified method of estimating the expected term of the options, as described in the SEC’s Staff Accounting Bulletins 107 and 110, as the Company has had a significant change in its business operations as result of the Acquisition and the historical experience is not indicative of the expected behavior in the future. The expected term, calculated under the simplified method, is applied to groups of stock options that have similar contractual terms. Using this method, the expected term is determined using the average of the vesting period and the contractual life of the stock options granted. The Company applied the simplified method to non-employees who have a truncation of term based on termination of service and utilizes the contractual life of the stock options granted for those non-employee grants which do not have a truncation of service.

Forfeitures.   Stock-based compensation expense is recorded only for those awards that are expected to vest.  FASB ASC Topic 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  The term “forfeitures” is distinct from “cancellations” or “expirations” and represents only the unvested portion of the surrendered option.  An annual forfeiture rate of 0% was applied to all unvested options as of December 31, 2010 as Cellectar had experienced very few forfeitures through 2009 and there was insufficient history to develop an accurate estimate of future forfeitures.  An annual forfeiture rate of 0% was applied to all unvested options as of December 31, 2011 as the historical experience of forfeitures is not representative of expected future forfeiture rates as a result of the significant changes in the business operations as a result of the Acquisition. Additionally, the majority of the 2011 forfeitures were related to unmet milestones on performance-based options that are not representative of the expected future forfeiture rates for the Company’s service-based awards. This analysis will be re-evaluated semi-annually and the forfeiture rate will be adjusted as necessary.  Ultimately, the actual expense recognized over the vesting period will be for only those shares that vest.

The following table summarizes weighted-average values and assumptions used for options granted to employees, directors and consultants in the periods indicated:

Twelve Months Ended December 31, 2011
Volatility	110 - 115%
Risk-free interest rate	0.89% – 3.17%
Expected life (years)	5.5 – 6.25
Dividend	0%
Weighted-average exercise price	$1.16
Weighted-average grant-date fair value	$0.98

Stock Option Activity

A summary of stock option activity under stock option plans is as follows:

	Number of Shares Issuable Upon Exercise of Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contracted Term in Years	Aggregate Intrinsic Value
Outstanding at November 7, 2002	—
Granted	922,654	$2.52
Forfeited	(12,653)	$3.04
Outstanding at January 1, 2009	910,001	$2.86
Granted	90,929	$0.76
Forfeited	(9,194)	$2.72
Outstanding at December 31, 2009	991,736	$2.68
Canceled	(222,547)	$2.63
Outstanding at December 31, 2010	769,189	$2.69
Canceled	(769,189)	$2.69
Options acquired in connection with a business combination	49,159	$100.52
Granted	5,226,500	$1.16
Canceled	(9,992)	$115.16
Forfeited	(438,029)	$2.44
Outstanding at December 31, 2011	4,827,638	$1.82
Granted	—
Canceled	—
Outstanding at March 31, 2012 (unaudited)	4,827,638	$1.82

Vested, December 31, 2010	743,450	$2.69	4.07	$—
Unvested, December 31, 2010	25,739	$2.62	5.08	$—
Exercisable at December 31, 2010	743,450	$2.69	4.07	$—
Vested, December 31, 2011	636,634	$6.48	9.17	$—
Unvested, December 31, 2011	4,191,004	$1.12	9.59	$—
Exercisable at December 31, 2011	636,634	$6.48	9.17	$—
Vested, March 31, 2012 (unaudited)	1,096,038	$4.27	9.09	$56,121
Unvested, March 31, 2012 (unaudited)	3,731,600	$1.10	9.34	$527,919
Exercisable at March 31, 2012 (unaudited)	1,096,038	$4.27	9.09	$56,121

There were no stock options granted during the twelve months ended December 31, 2010.

The aggregate intrinsic value of options outstanding is calculated based on the positive difference between the estimated per-share fair value of common stock at the end of the respective period and the exercise price of the underlying options. At December 31, 2011 and 2010, the estimated fair-market value of common stock was less than the exercise price of the underlying options, as such, the aggregate intrinsic value is $0.  There have been no option exercises to date. Shares of common stock issued upon the exercise of options are from authorized but unissued shares.

The weighted-average grant-date fair value of options granted during the year ended December 31, 2011 and for the period from November 7, 2002 to December 31, 2011 was $0.98 and $1.28, respectively.  There were no options granted during the year ended December 31, 2010.  The total fair value of shares vested during December 31, 2011 and 2010 and for the period November 7, 2002 (date of inception) to December 31, 2011 was $756,400, $199,600 and $2,806,400, respectively.   The weighted-average grant-date fair value of vested and unvested options outstanding at December 31, 2011 and 2010 was $1.31 and $0.89 and $2.01 and $1.91, respectively.

As of December 31, 2010, there was approximately $58,000 of total unrecognized compensation cost, all of which was attributable to unvested stock-based compensation arrangements related to employees, which was recognized in the twelve months ended December 31, 2011.

On March 4, 2011, in contemplation of the Acquisition and in accordance with terms of the applicable option agreements, Cellectar accelerated the vesting on all outstanding and unvested options at that date and notified all option holders that any unexercised options as of March 17, 2011 would then be terminated.  On March 17, 2011, Cellectar terminated all outstanding options.  The remaining unamortized compensation expense of $58,000 was recorded related to the acceleration of outstanding options in the quarter ended March 31, 2011.  No additional compensation expense was recorded related to the acceleration of unvested shares as the acceleration did not represent a modification to the original terms of the options.

As of December 31, 2011, there was $2,956,117 of total unrecognized compensation cost related to unvested stock-based compensation arrangements.  Of this total amount, the Company expects to recognize $1,321,168, $1,051,631, $507,630 and $75,688 during 2012, 2013, 2014 and 2015, respectively.  The Company expects 3,855,904 in unvested options to vest in the future.

As of March 31, 2012, there was $1,935,626 of total unrecognized compensation cost related to unvested stock-based compensation arrangements.  Of this total amount, the Company expects to recognize $748,791, $728,122, $352,444 and $106,269 during 2012, 2013, 2014 and 2015, respectively.  The Company expects 3,396,500 in unvested options, excluding performance-based awards, to vest in the future.  The weighted-average grant-date fair value of vested and unvested options outstanding at March 31, 2012 was $1.15 and $0.89, respectively.

INCOME TAXES	3 Months Ended
Mar. 31, 2012
INCOME TAXES

11.  INCOME TAXES

	2011	2010

Tax provision (benefit)
Current
Federal	$—	$—
State	—	—
Total current	—	—

Deferred
Federal	(944,333)	(1,592,000)
State	(161,963)	(290,000)
Total deferred	(1,106,296)	(1,882,000)

Change in valuation	1,106,296	1,882,000
Total	$—	$—

Deferred tax assets consisted of the following at December 31:

	2011	2010

Deferred tax assets
Federal net operating loss	$19,447,371	$6,116,804
Federal research and development tax credit carryforwards	1,956,146	390,600
State net operating loss	2,444,816	814,492
State research and development tax credit carryforwards	597,608	220,738
Capitalized research and development expenses	13,007,013	—
Capital loss carryforward (expires beginning in 2012)	340,000	—
Stock-based compensation expense	333,206	552,859
Intangible assets	555,198	—
Charitable contribution carryforwards	44,370	49,725
Accrued liabilities	35,314	25,327
Total deferred tax assets	38,761,042	8,170,545

Deferred tax liabilities
Depreciable assets	(346,870)	(434,056)
Total deferred tax liabilities	(346,870)	(434,056)

Net deferred tax assets	38,414,172	7,736,489
Less valuation allowance	(38,414,172)	(7,736,489)

Total deferred tax assets	$—	$—

As of December 31, 2011, the Company had federal and state net operating loss carryforwards (“NOLs”) of approximately $57,198,000 and $46,533,000 respectively, which expire beginning in 2031 and 2025, respectively.  In addition, the Company has federal and state research and development and investment tax credits of approximately $1,956,000 and $905,000, respectively.  The amount of NOLs which may be utilized annually in future periods will be limited pursuant to Section 382 of the Internal Revenue Code as a result of substantial changes in the Company’s ownership that have occurred or that may occur in the future.  The Company has not quantified the amount of such limitations.

Because of the Company’s limited operating history, continuing losses and uncertainty associated with the utilization of the NOLs in the future, management has provided a full allowance against the gross deferred tax asset.

The Company did not have unrecognized tax benefits or accrued interest and penalties at any time during the years ended December 31, 2011 or 2010, and does not anticipate having unrecognized tax benefits over the next twelve months.  The Company is subject to audit by the IRS and state taxing authorities for tax periods commencing January 1, 2008. Additionally, the Company may be subject to examination by the IRS for years beginning prior to January 1, 2008 as a result of its NOLs. However, any adjustment related to these periods would be limited to the amount of the NOL generated in the year(s) under examination.

For the three months ended March 31, 2012, the federal and state NOLs increased by approximately $2,357,000 as a result of the loss recorded.

NET LOSS PER SHARE	3 Months Ended
Mar. 31, 2012
NET LOSS PER SHARE

12.   NET LOSS PER SHARE

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss, as adjusted, by the sum of the weighted average number of shares of common stock and the dilutive potential common stock equivalents then outstanding.  Potential common stock equivalents consist of stock options and convertible debt.  Since there is a net loss attributable to common stockholders for the years ended December 31, 2011 and 2010, the inclusion of common stock equivalents in the computation for those periods would be antidilutive. Accordingly, basic and diluted net loss per share is the same for all periods presented.

The following potentially dilutive securities have been excluded from the computation of diluted net loss per share since their inclusion would be antidilutive:

	Three Months Ended March 31, (unaudited)		Twelve Months Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 (inception) through December 31,
	2012	2011	2011	2010	2011
Convertible debt	—	3,822,062	—	3,646,370	—
Warrants	17,176,679	—	17,403,989	—	17,403,989
Stock options	4,827,638	—	4,827,638	769,189	4,827,638

COMMITMENTS	3 Months Ended
Mar. 31, 2012
COMMITMENTS

13.  COMMITMENTS

Real Property Leases

On September 5, 2007, Cellectar entered into a 36-month lease for office and manufacturing space, commencing September 15, 2007.  The lease provides for the option to extend the lease under its current terms for seven additional two-year terms.  Rent is $8,050 per month for the first year and then escalates by 3% per year for the duration of the term including any lease extension terms.  The lease also requires the payment of monthly rent of $1,140 for approximately 3,400 square feet of expansion space.  The monthly rent for the expansion space is fixed until such time as the expansion space is occupied at which time the rent would increase to the current per square foot rate in effect under the original lease terms.  The Company is responsible for certain building-related costs such as property taxes, insurance, and repairs and maintenance.  Rent expense is recognized on a straight-line basis and accordingly the difference between the recorded rent expense and the actual cash payments has been recorded as deferred rent as of each balance sheet dates.  Due to the significant value of leasehold improvements purchased during the initial 3-year lease term and the economic penalty for not extending the building lease, straight-line rent expense and the associated deferred rent has been calculated over 17 years, which represents the full term of the lease, including all extensions.

The Company is required to remove certain alterations, additions and improvements upon termination of the lease that altered a portion of the rentable space.  In no event shall the cost of such removal, at commercially reasonable rates, paid by the Company exceed $55,000 (“Capped Amount”). Any amount in excess of the Capped Amount shall be the obligation of the landlord.  The Company is required to maintain a certificate of deposit equal to the Capped Amount during the term of the lease, which amount is shown as restricted cash on the accompanying balance sheets.

The lease has been extended, in accordance with its terms, through September 14, 2014. Future minimum lease payments under this non-cancelable lease are approximately as follows:

Years ended December 31,
2012	$126,000
2013	123,000
2014	94,000
2015	—
Thereafter	—
$343,000

The Company also leases office space in Newton, MA, which has a term that is month-to-month and requires monthly rental payments of $5,300.

Rent expense was approximately $56,000 and $44,000 for the three months ended March 31, 2012 and 2011, respectively and $197,000 and $159,000 for the years ended December 31, 2011 and 2010, respectively and approximately $1,141,000 from inception to December 31, 2011.

Equipment Lease

Certain equipment is leased under a capital lease.  The lease agreement requires monthly principal and interest payments of $217 and expires on September 3, 2014.  The outstanding obligation is being amortized using a 7% interest rate based on comparable borrowing rates.

The following table provides the estimated future minimum rental payments under all capital leases together with the present value of the net minimum lease payments as of December 31, 2011:

	Minimum lease payments	Less interest	Present value of net minimum lease payments
2012	$2,608	$373	$2,235
2013	2,608	211	2,397
2014	1,739	45	1,694
	$6,955	$629	$6,326

The equipment recorded under capitalized leases is included in fixed assets as of December 31:

	2011	2010

Office equipment	$10,973	$10,973
Less accumulated amortization	(5,123)	(2,928)
	$5,850	$8,045

CONTINGENCIES	3 Months Ended
Mar. 31, 2012
CONTINGENCIES

14.  CONTINGENCIES

Litigation

Following the Acquisition, the Company is party to certain legal matters that existed with Novelos prior to the Acquisition. The following summarizes the status of those matters.

Class Action

A putative federal securities class action complaint was filed on March 5, 2010 in the United States District Court for the District of Massachusetts by an alleged shareholder of Novelos, on behalf of himself and all others who purchased or otherwise acquired Novelos common stock in the period between December 14, 2009 and February 24, 2010, against Novelos and its President and Chief Executive Officer, Harry S. Palmin.  On October 1, 2010, the court appointed lead plaintiffs (Boris Urman and Ramona McDonald) and appointed lead plaintiffs’ counsel.  On October 22, 2010, an amended complaint was filed.  The amended complaint claims, among other things, that Novelos violated Section 10(b) of the Securities Exchange Act of 1934, as amended, and Rule 10b-5 promulgated thereunder in connection with alleged misleading disclosures related to the progress of the Phase 3 clinical trial of NOV-002 for non-small cell lung cancer.  On December 6, 2010, the defendants filed a motion to dismiss the complaint with prejudice.  On January 20, 2011, the plaintiffs filed their opposition to our motion and on March 3, 2011, the defendants filed their response to the opposition. On June 23, 2011, the motion to dismiss was granted and the case was dismissed without prejudice.  Because the dismissal was without prejudice, the plaintiffs could reinstitute the proceeding by filing an amended complaint.  On August 5, 2011, the plaintiffs filed a second amended complaint realleging that the defendants violated Section 10(b) of the Exchange Act and Rule 10b-5 in connection with alleged misleading disclosures related to the Phase 3 clinical trial for NOV-002 in non-small cell lung cancer. On September 9, 2011, the defendants filed a motion to dismiss the second amended complaint. The plaintiffs’ opposition to the motion was filed on October 14, 2011 and the defendants filed a reply brief on November 4, 2011. See Note 19 for a description of the subsequent developments.

BAM Dispute

On June 28, 2010, Novelos received a letter from counsel to ZAO BAM and ZAO BAM Research Laboratories (Russian companies, collectively referred to as “BAM”) alleging that it modified the chemical composition of NOV-002 without prior notice to or approval from BAM, constituting a material breach of a technology and assignment agreement Novelos had entered into with BAM on June 20, 2000 (the “June 2000 Agreement”).  The letter references the amendment, submitted to the FDA on August 30, 2005, to Novelos’ investigational new drug application dated August 1999 as the basis for BAM’s claims and demands the transfer of all intellectual property rights concerning NOV-002 to BAM.  Mark Balazovsky, a director of Novelos from June 1996 until November 2006 and a shareholder of Novelos through at least June 25, 2010, is, to our knowledge, still the general director and principal shareholder of ZAO BAM.  On September 24, 2010, Novelos filed a complaint in Suffolk Superior Court seeking a declaratory judgment by the court that the June 2000 Agreement has been replaced by a subsequent agreement between the parties dated April 1, 2005 (the “April 2005 Agreement”), that Novelos’ obligations to BAM are governed solely by the April 2005 Agreement and that the obligations of the June 2000 agreement have been performed and fully satisfied.  On November 29, 2010, BAM answered the complaint, denying the material allegations, and stating its affirmative defenses and certain counterclaims. On January 14, 2011, Novelos responded to the counterclaims, denying BAM’s material allegations and stating its affirmative defenses.  On June 9, 2011, BAM filed an amended counterclaim alleging additional claims related to Novelos’ acquisition of Cellectar.  In that amended counterclaim, BAM alleges that the acquisition evidences Novelos’ abandonment of the technology assigned to it by BAM constituting a breach of the June 2000 Agreement or, if that agreement is determined to no longer be in effect, a breach of the April 2005 Agreement and/or a breach of the implied duty of good faith and fair dealing with respect to the April 2005 Agreement.  On June 15, 2011 the Company filed its response to their amended counterclaim.  On August 5, 2011, the Company filed a motion for judgment on the pleadings as to its declaratory judgment count and all counts of BAM’s amended counterclaim.  The motion was opposed by BAM and a hearing on the motion was held on September 27, 2011. On October 17, 2011, the court ruled on the Company’s behalf for each of its declaratory judgment claims and dismissed all counts of BAM’s counterclaim. Judgment in favor of the Company was entered on October 20, 2011. On November 14, 2011, BAM filed a notice of appeal.

We do not anticipate that these litigation contingencies will have a material impact on the Company’s future financial position, results of operations or cash flows.

EMPLOYEE RETIREMENT PLAN	3 Months Ended
Mar. 31, 2012
EMPLOYEE RETIREMENT PLAN

15.  EMPLOYEE RETIREMENT PLAN

On January 1, 2009, Cellectar adopted a Safe Harbor defined contribution plan under Section 401(k) of the Internal Revenue Code which covered eligible employees who meet minimum age requirements and allowed participants to contribute a portion of their annual compensation on a pre-tax basis.  Cellectar contributed 3% of each participant’s compensation.  Contributions made for the year ended December 31, 2010 was $23,000. The plan was canceled effective August 30, 2010.

Following the Acquisition, the Company has a defined contribution plan under Section 401(k) of the Internal Revenue Code which allows eligible employees who meet minimum age requirements to contribute a portion of their annual compensation on a pre-tax basis.  The Company has not made any matching contributions under this plan.

RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2012
RELATED PARTY TRANSACTIONS

16.  RELATED PARTY TRANSACTIONS

Jamey Weichert, the Company’s Chief Scientific Officer and principal founder of Cellectar, and a director and shareholder of the Company, is a faculty member at the University of Wisconsin-Madison (“UW”).

During the year ended December 31, 2011, the Company made contributions totaling $206,500 to UW, for use towards unrestricted research activities.  No payments were made to UW during the year ended December 31, 2010.

During the three months ended March 31, 2012, the Company made contributions to UW totaling $81,500 for use towards unrestricted research activities and paid UW $92,754 for costs associated with clinical trial agreements. No payments were made during the three months ended March 31, 2011.

SUPPLEMENTAL PRO FORMA INFORMATION	3 Months Ended
Mar. 31, 2012
SUPPLEMENTAL PRO FORMA INFORMATION

17.  SUPPLEMENTAL PRO FORMA INFORMATION

The table below summarizes net loss for the periods shown as though the Acquisition occurred as of January 1, 2010:

	For the Twelve Months Ended December 31,
	2011	2010

Net loss	$(7,256,438)	$(1,704,966)

The pro forma net loss has been adjusted for the following:

1)	Elimination of $165,000, and $361,000 of interest expense for the twelve months ended December 31, 2011 and 2010, respectively; such amounts relate to interest accrued on the Convertible Notes which were converted immediately prior to the Acquisition (see Note 7) and the Bank Note which was paid in full settlement of the note immediately prior to the Acquisition (see Note 8).
2)	Recognition of an additional beneficial conversion feature (“BCF”) of $463,000 in the year ended December 31, 2010 and the elimination of BCF of $258,000 in the year ended December 31, 2011 in connection with the conversion of the Convertible Notes, which is assumed to have occurred on January 1, 2010 for the purpose of pro forma presentation (see Note 7).
3)	Elimination of Acquisition costs incurred during the year ended December 31, 2011 and 2010, which are assumed to have been incurred prior to January 1, 2010 for the purpose of presentation in the pro forma statements of operations.
4)	Elimination of $450,000 of investment banking fees incurred upon the consummation of the Acquisition on April 8, 2011 from the twelve months ended December 31, 2011.
5)	Elimination of dividends and deemed dividends on Novelos’ preferred convertible stock, which is assumed to have been exchanged for common stock at January 1, 2010 in order to reflect the post-acquisition capital structure for the purpose of pro forma presentation.
6)	Elimination of Novelos historical revenue related to the amortization of deferred revenue that was determined to have no fair value in purchase accounting.
7)	Elimination of liquidated damages accrued in 2010 related to Novelos’ convertible preferred stock. The liquidated damages are assumed not to have accrued as the preferred stock is assumed to have been exchanged for common stock at January 1, 2010 in order to reflect the post-acquisition capital structure for the purpose of pro forma presentation.

PROPOSED REVERSE STOCK SPLIT	3 Months Ended
Mar. 31, 2012
PROPOSED REVERSE STOCK SPLIT

18. PROPOSED REVERSE STOCK SPLIT

On June 30, 2011, the Company held a special meeting of stockholders.  At the meeting, the stockholders approved, among other things, separate amendments to the certificate of incorporation that would effect a reverse split of the Company’s common stock within a range of 1:2 to 1:10, and authorized the Company’s board of directors to determine the ratio at which the reverse split will be effected by filing the appropriate amendment to the certificate of incorporation, or to determine not to proceed with the reverse split at all.  The purpose of the proposed reverse split was to increase the price per share of the Company’s common stock in order to exceed the minimum price per share required to secure a listing on a national securities exchange and was contemplated in connection with the Company’s underwritten public offering that closed on December 6, 2011 (see Note 9). The Company did not obtain the NASDAQ listing and did not effect the reverse split in connection with the offering. While the Company may effect a reverse split at a later date, the Company has no immediate plans to proceed with the reverse split or a listing on a national securities exchange.

SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2012
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

Completion of Public Offering of Securities

On June 13, 2012, pursuant to securities purchase agreements with investors dated June 7, 2012, the Company completed a registered public offering of 5,420,800 shares of its common stock, warrants to purchase up to an aggregate of 2,710,400 shares of its common stock at an exercise price of $1.25 per share, expiring five years from issuance, and warrants to purchase up to an aggregate of 5,420,800 shares of its common stock at an exercise price of $1.00, exercisable for 90 days from issuance, for total gross proceeds of $5,420,800. The net proceeds of the offering, after deducting approximately $379,000 in placement agent fees and approximately $200,000 in other estimated transaction expenses, are estimated to be approximately $4.8 million.

Dismissal of Class Action Litigation

On June 11, 2012, the class action litigation pending against the Company (see Note 14) was dismissed with prejudice. The plaintiffs did not file a notice of appeal prior to the expiration of the deadline for such filing on July 13, 2012.